                                                 -------------------------------
                                                           OMB APPROVAL
                 UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549             -------------------------------
                                                  OMB Number:         3235-0006
                                                  Expires:    February 28, 1997
                                                  Estimated average burden
                    FORM 13F                      Hours per response      24.60
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                                                           SEC USE ONLY
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     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2002
                                                      ------------------

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                (Please read instructions before preparing form.)
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If amended report check here:   [_]

  Michael B. Elefante
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  Name of Institutional Investment Manager

Hemenway & Barnes     60 State Street     Boston,       MA        02109
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Business Address          (Street)        (City)      (State)     (Zip)

  (617) 227-7940
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  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

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                                   ATTENTION

           Intentional misstatements or omissions of facts constitute
      Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
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              The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2002.

                                   Michael B. Elefante
                                   ---------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   ---------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                        13F File No.:  Name:                 13F File No.:
1. Timothy F. Fidgeon (17)*  28-06169       6.
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2. Fiduciary Trust Co.       28-471         7.
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3. Gannett, Welsh & Kotler   28-4145        8.
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4. Roy A. Hammer (14)*       28-5798        9.
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5. State Street Boston Corp. 28-399         10.
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* Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1

AS OF: SEPTEMBER 30, 2002    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

   ITEM 1:                      ITEM 2:       ITEM 3:     ITEM 4:     ITEM 5:     ITEM 6:       ITEM 7:              ITEM 8:
NAME OF ISSUER              TITLE OF CLASS CUSIP NUMBER FAIR MARKET  SHARES OR   INVESTMENT     MANAGERS        VOTING AUTHORITY
                                                          VALUE      PRINCIPAL   DISCRETION                 (A)     (B)      (C)
                                                                      AMOUNT     (A) (B) (C)                SOLE   SHARED    NONE
AES CORP                     COMMON STOCK    00130H105      80,320     32,000          xx                           32,000
AMGEN INC                    COMMON STOCK    031162100     345,068      8,275          xx                            8,275
ANALOG DEVICES, INC.         COMMON STOCK    032654105     433,400     22,000          xx                           22,000
APPLIED MATERIALS INC        COMMON STOCK    038222105     119,543     10,350          xx                           10,350
AUTOMATIC DATA PROCESSING    COMMON STOCK    053015103     269,468      7,750          xx                            7,750
AVERY DENNISON CORP          COMMON STOCK    053611109     509,971      8,950          xx                            8,950
BP PLC ADR                   COMMON STOCK    055622104     932,702     23,376          xx                           23,376
BERKSHIRE HATHAWAY INC       CLASS B         084670207     426,445        173          xx                              173
BRISTOL-MYERS SQUIBB CO      COMMON STOCK    110122108     353,430     14,850          xx                           14,850
CALPINE CORP                 COMMON STOCK    131347106      47,918     19,400          xx                           19,400
CAPITOL ONE FINL COP         COMMON STOCK    14040H105     387,612     11,100          xx                           11,100
CARDINAL HEALTH CARE INC     COMMON STOCK    14149Y108     227,030      3,650          xx                            3,650
CEDAR FAIR L P               COMMON STOCK    150185106     222,110      9,500          xx                            9,500
CISCO SYS INC                COMMON STOCK    17275R102     128,453     12,257          xx                           12,257

                                                                         PAGE: 2

   ITEM 1:                      ITEM 2:       ITEM 3:     ITEM 4:     ITEM 5:     ITEM 6:       ITEM 7:              ITEM 8:
NAME OF ISSUER              TITLE OF CLASS CUSIP NUMBER FAIR MARKET  SHARES OR   INVESTMENT     MANAGERS        VOTING AUTHORITY
                                                          VALUE      PRINCIPAL   DISCRETION                 (A)     (B)      (C)
                                                                      AMOUNT     (A) (B) (C)                SOLE   SHARED    NONE
COGNEX                       COMMON STOCK    192422103     238,557     17,150          xx                           17,150
CONEXANT SYSTEMS INC         COMMON STOCK    207142100      21,252     19,146          xx                           19,146
DEVRY INC                    COMMON STOCK    251893103     266,266     14,300          xx                           14,300
DOW JONES & CO INC           COMMON STOCK    260561105   6,760,275    176,003          xx                          176,003
DOW JONES & CO INC           CLASS B
                             (RESTRICTED)    260561204   6,790,350    176,786          xx                          176,786
E I DU PONT DE NEMOURS & CO  COMMON STOCK    263534109     331,844      9,200          xx                            9,200
EMC CORP                     COMMON STOCK    268648102     146,149     31,980          xx                           31,980
EMERSON ELECTRIC CO          COMMON STOCK    291011104     402,051      9,150          xx                            9,150
EXTENDED STAY AMERICA INC    COMMON STOCK    30224P101     172,720     13,600          xx                           13,600
EXXON MOBIL CORP             COMMON STOCK    30231G102     800,690     25,100          xx                           25,100
FUEL CELL ENERGY INC         COMMON STOCK    35952H106     163,800     26,000          xx                           26,000
GENERAL ELECTRIC CO          COMMON STOCK    369604103   1,332,554     54,059          xx                           54,059
GENERAL MILLS INC.           COMMON STOCK    370334104     360,913      8,125          xx                            8,125

                                                                         PAGE: 3

   ITEM 1:                      ITEM 2:       ITEM 3:     ITEM 4:     ITEM 5:     ITEM 6:       ITEM 7:              ITEM 8:
NAME OF ISSUER              TITLE OF CLASS CUSIP NUMBER FAIR MARKET  SHARES OR   INVESTMENT     MANAGERS        VOTING AUTHORITY
                                                          VALUE      PRINCIPAL   DISCRETION                 (A)     (B)      (C)
                                                                      AMOUNT     (A) (B) (C)                SOLE   SHARED    NONE
HELMERICH & PAYNE INC        COMMON STOCK    423452101     308,070      9,000          xx                            9,000
IGEN INTERNATIONAL INC       COMMON STOCK    449536101     307,021     10,450          xx                           10,450
IGATE CORP                   COMMON STOCK    45169U105      55,216     20,300          xx                           20,300
INSIGHT COMMUNICATIONS CLA   COMMON STOCK    45768V108     124,605     13,500          xx                           13,500
INTEL CORPORATION            COMMON STOCK    458140100     819,732     59,016          xx                           59,016
JEFFERSON-PILOT CORP         COMMON STOCK    475070108     853,569     21,286          xx                           21,286
JOHNSON & JOHNSON            COMMON STOCK    478160104   1,660,797     30,710          xx                           30,710
KOPIN CORP                   COMMON STOCK    500600101     151,380     43,500          xx                           43,500
LOWES COMPANIES INC          COMMON STOCK    548661107     219,420      5,300          xx                            5,300
MERCK & CO INC               COMMON STOCK    589331107   1,145,036     25,050          xx                           25,050
MICROSOFT CORP               COMMON STOCK    594918104     485,514     11,100          xx                           11,100
NCO GROUP INC                COMMON STOCK    628858102     117,317     10,300          xx                           10,300
NOKIA CORP ADR A             COMMON STOCK    654902204     255,394     19,275          xx                           19,275
NOBLE ENERGY INC             COMMON STOCK    655044105     210,614      6,200          xx                            6,200

                                                                         PAGE: 4

   ITEM 1:                      ITEM 2:       ITEM 3:     ITEM 4:     ITEM 5:     ITEM 6:       ITEM 7:              ITEM 8:
NAME OF ISSUER              TITLE OF CLASS CUSIP NUMBER FAIR MARKET  SHARES OR   INVESTMENT     MANAGERS        VOTING AUTHORITY
                                                          VALUE      PRINCIPAL   DISCRETION                 (A)     (B)      (C)
                                                                      AMOUNT     (A) (B) (C)                SOLE   SHARED    NONE
ORACLE CORP                  COMMON STOCK    68389X105     251,520     32,000          xx                           32,000
PEPSICO INC                  COMMON STOCK    713448108     429,544     11,625          xx                           11,625
PFIZER INC                   COMMON STOCK    717081103     419,339     14,450          xx                           14,450
PROCTER & GAMBLE CO          COMMON STOCK    742718109     482,652      5,400          xx                            5,400
RELIANT ENERGY INC           COMMON STOCK    75952J108     109,109     10,900          xx                           10,900
ROCKWELL AUTOMATION CORP     COMMON STOCK    773903109     172,462     10,600          xx                           10,600
ROCKWELL COLLINS INC         COMMON STOCK    774341101     261,086     11,900          xx                           11,900
STANDARD PACIFIC CORP        COMMON STOCK    85375C101     203,406      8,700          xx                            8,700
3M COMPANY                   COMMON STOCK    88579Y101     445,379      4,050          xx                            4,050
TRAVELERS PPTY CAS CORP NEW  CLASS A         89420G109     144,131     10,919          xx                           10,919
UNIVERSAL FOREST PRODUCTS    COMMON STOCK    913543104     199,492     10,600          xx                           10,600
WYETH                        COMMON STOCK    983024100     257,580      8,100          xx                            8,100
PAN AMERICAN BEVERAGES INC   CLASS A         P74823108     104,754     11,050          xx                           11,050
AGGREGATE TOTAL:                                        32,465,030